Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company is a smaller reporting company, and its most recent fiscal year ended December 31, 2025. As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed fiscal years. In determining the “compensation actually paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The “Executive Compensation” section of this proxy filing describes the compensation setting process for our executive officers, which is done independently from the disclosure requirements.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss (Thousands)(4)
2025	$2,978,038	$2,037,273	$1,310,390	$1,077,594	$28.03	($104,084)
2024	$3,985,445	$1,542,159	$2,618,150	$976,506	$37.73	($108,790)

(1)
Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Hastings served as our principal executive officer (“PEO”) for the full year in 2025 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2025, Dr. Mahmood and Dr. Rose and for fiscal year 2024, Dr. Mahmood and Dr. Shook.

(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2025 and 2024:

	2025		2024
	PEO	Average Non- CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table Adjustments for Equity Awards	$2,978,038	$1,310,390	$3,985,445	$2,618,150
Adjustment for grant date values in the Summary Compensation Table	$(1,948,207)	$(649,473)	$(3,005,668)	$(2,112,888)
Year-end fair value of unvested awards granted in the current year	$1,362,257	$581,858	$1,040,331	$804,605
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(358,712)	$(133,203)	$(1,313,799)	$(423,906)
Fair values at vest date for awards granted and vested in current year	$205,583	$22,449	$595,796	$71,028
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(201,686)	$(54,427)	$240,054	$19,517
Total Adjustments for Equity Awards	$(940,765)	$(232,796)	$ (2,443,286)	$ (1,641,644)
Compensation Actually Paid	$2,037,273	$1,077,594	$1,542,159	$976,506

(3)
Cumulative Total Shareholder Return (“TSR”) is the calculated difference between our share price at the end and the beginning of the applicable measurement period. To perform this calculation, we assume a $100 investment on December 31, 2023.

(4)	The dollar amount reported represents the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Hastings served as our principal executive officer (“PEO”) for the full year in 2025 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2025, Dr. Mahmood and Dr. Rose and for fiscal year 2024, Dr. Mahmood and Dr. Shook.

PEO Total Compensation Amount	$ 2,978,038	$ 3,985,445
PEO Actually Paid Compensation Amount	$ 2,037,273	1,542,159
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2025 and 2024:

	2025		2024
	PEO	Average Non- CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table Adjustments for Equity Awards	$2,978,038	$1,310,390	$3,985,445	$2,618,150
Adjustment for grant date values in the Summary Compensation Table	$(1,948,207)	$(649,473)	$(3,005,668)	$(2,112,888)
Year-end fair value of unvested awards granted in the current year	$1,362,257	$581,858	$1,040,331	$804,605
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(358,712)	$(133,203)	$(1,313,799)	$(423,906)
Fair values at vest date for awards granted and vested in current year	$205,583	$22,449	$595,796	$71,028
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(201,686)	$(54,427)	$240,054	$19,517
Total Adjustments for Equity Awards	$(940,765)	$(232,796)	$ (2,443,286)	$ (1,641,644)
Compensation Actually Paid	$2,037,273	$1,077,594	$1,542,159	$976,506

Non-PEO NEO Average Total Compensation Amount	$ 1,310,390	2,618,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,077,594	976,506
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2025 and 2024:

	2025		2024
	PEO	Average Non- CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table Adjustments for Equity Awards	$2,978,038	$1,310,390	$3,985,445	$2,618,150
Adjustment for grant date values in the Summary Compensation Table	$(1,948,207)	$(649,473)	$(3,005,668)	$(2,112,888)
Year-end fair value of unvested awards granted in the current year	$1,362,257	$581,858	$1,040,331	$804,605
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(358,712)	$(133,203)	$(1,313,799)	$(423,906)
Fair values at vest date for awards granted and vested in current year	$205,583	$22,449	$595,796	$71,028
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(201,686)	$(54,427)	$240,054	$19,517
Total Adjustments for Equity Awards	$(940,765)	$(232,796)	$ (2,443,286)	$ (1,641,644)
Compensation Actually Paid	$2,037,273	$1,077,594	$1,542,159	$976,506

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the two most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net loss during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 28.03	37.73
Net Income (Loss)	$ (104,084,000)	$ (108,790,000)
PEO Name	Mr. Hastings	Mr. Hastings
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (940,765)	$ (2,443,286)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,948,207)	(3,005,668)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,362,257	1,040,331
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(358,712)	(1,313,799)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,583	595,796
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,686)	240,054
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,796)	(1,641,644)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,473)	(2,112,888)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,858	804,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,203)	(423,906)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,449	71,028
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (54,427)	$ 19,517